Intangible assets, royalties, and goodwill (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, royalties, and goodwill
Note 6 - Intangible assets, royalties, and goodwill

Intangible assets

The Company’s intangible assets (in thousands) and related useful lives (in years) are as follows:

			March 31, 2021		December 31, 2020
	Estimated Useful Life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	7	$7,190	$(1,317)	$5,873	$(1,059)	$6,131
Trade name	15	7,500	(641)	6,859	(516)	6,984
Total intangible assets		$14,690	$(1,958)	$12,732	$(1,575)	$13,115

Amortization expense was $0.4 million for the three months ended March 31, 2021 and 2020, respectively.

The estimated future amortization of intangible assets over the remaining weighted average useful life of 10.0 years is as follows (in thousands):

Remainder of 2021	$1,145
2022	1,527
2023	1,527
2024	1,527
2025	1,527
Thereafter	45,479
$12,732

There were no indicators or impairment of the intangible assets as of March 31, 2021.

Goodwill

Goodwill was $18.6 million as of March 31, 2021 and December 31, 2020, respectfully. The Company performed a quantitative assessment for its annual impairment test as of October 1, 2020. Under the quantitative approach, the Company makes various estimates and assumptions to determine the estimated fair value of the reporting unit using a combination of a discounted cash flow model and earnings multiples for guideline public companies. As of March 31, 2021, there was no accumulated impairment loss and no impairment expense related to goodwill.

Note 9 – Intangible assets, royalties, and goodwill

Intangible assets and royalties

In May 2019, the Company acquired a licensing agreement with Authentic Brands and Elvis Presley Enterprises (“ABG”).  The licensing agreement required an upfront equity payment of $1.0 million worth of common stock and the license was recorded at its amortized cost which approximated fair value. The Company did not plan to use the license in the future and therefore terminated the agreement on January 13, 2020. The Company recognized an impairment charge for the net book value of the licensing agreement as of and for the year ended December 31, 2019.

As part of the termination, the Company: (1) paid ABG $0.1 million in cash upon the signing of the termination agreement on January 13, 2020, (2) issued ABG 72,720 shares of the Company’s common stock on January 13, 2020, (3) agreed to pay ABG $0.1 million in cash in four equal installments each month from July 31, 2020 through October 31, 2020, (4) issued ABG $0.6 million aggregate principal amount of Subordinated Promissory Notes (the “ABG Notes”) effective January 20, 2020, and (5) issued ABG a common stock purchase warrant (the “ABG Warrants”) equal to a fair value of $150,000 on January 20, 2020. The terms of the ABG Notes match those of the Seller Notes, including convertible features exercisable any time after the date of issuance, a 10% interest rate and maturity date of June 30, 2023. The ABG Warrants are exercisable for 24 months from the date of the consummation of an IPO (as defined in the ABG Warrants) and carried an initial exercise price equal to the greater of (i) $5.00 per share or (ii) the price at which the common stock was sold in the IPO. The fair values of the ABG Notes and ABG Warrants on their issuance dates were $0.6 million and less than $0.1 million, respectively. On June 24, 2020, the exercise price of the ABG Warrants was amended in connection with the issuance of the June 2020 Notes (defined below) to lower the maximum exercise price from $5.00 to $4.25 per share. See "Note 10 - Debt" and "Note 11 - Warrants" for additional information. The total cost of the contract termination noted above is measured at its fair value of $1.1 million and is included in general and administrative expense.

The Company’s intangible assets (in thousands) and related useful lives (in years) are as follows:

			December 31, 2020		December 31, 2019
	Estimated Useful Life	Gross Carrying Amount (1)	Accumulated Amortization	Net Carrying Amount	Accumulated Amortization	Net Carrying Amount (1)
Customer relationships	7	$7,190	$(1,059)	$6,131	$(35)	$7,155
Trade name	15	7,500	(516)	6,984	(14)	7,486
Total intangible assets		$14,690	$(1,575)	$13,115	$(49)	$14,641

(1) The gross intangible asset values and the net carrying amount as of December 31, 2019 have been updated to correct an immaterial disclosure reporting error in our 2019 Annual Report on Form 10-K.

Amortization expense was $1.5 million and less than $0.1 million for the years ended December 31, 2020 and 2019, respectively.

The estimated future amortization of intangible assets over the remaining weighted average useful life of 10.2 years is as follows (in thousands):

2021	$1,526
2022	1,526
2023	1,526
2024	1,526
2025	1,526
Thereafter	5,485
$13,115

There were no indicators or impairment of the intangible assets as of December 31, 2020.

Goodwill

Goodwill of $18.6 million was recognized in connection with the Halo Acquisition. The Company performed a quantitative assessment for its annual impairment test as of October 1, 2020. Under the quantitative approach, the Company makes various estimates and assumptions in determining the estimated fair value of the reporting unit using a combination of discount cash flow models and valuations based on earnings multiples for guideline public companies when externally quoted market prices are not readily available. As of and for the years ended December 31, 2020 and 2019, there was no accumulated impairment loss and no impairment expense related to goodwill.